NEW COVENANT FUNDS
Supplement dated March 24, 2008 to the
Prospectus dated October 26, 2007
The General Assembly of the Presbyterian Church (U.S.A.) and the Board of Trustees of New Covenant Funds (the “Funds”) has adopted an additional limitation on investments for the Funds consistent with social-witness principles.
Accordingly, effective February 25, 2008, the following disclosure replaces the second paragraph in the prospectus on page 3. The underlined text reflects the changes made.
In addition to its objective and strategies, each of the Funds has the common objective of making investments consistent with social-witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.). These principles may evolve over time and currently include, among others, certain limitations on investments in military contractors and tobacco companies. The Funds may also limit investments in distillers of alcoholic beverages, gambling companies, manufacturers of gambling equipment, manufacturers of firearms and certain companies who do not include human rights as part of their business model. The Funds may choose to sell otherwise profitable investments in companies which have been identified as being in conflict with the established social-witness principles of the Presbyterian Church (U.S.A.). Beyond these principles, each Fund pursues a different investment objective and strategies. You should carefully consider the objective and strategies of a Fund before deciding to invest. Additional information regarding the process that is followed for determining permissible investments for the Funds that are consistent with the social witness principles of the General Assembly of the Presbyterian Church (U.S.A.) is included in the Statement of Additional Information under the section “Description of Investments and Risks.”
The Board of Trustees of the Funds has approved new Fund Administration, Fund Accounting, and Transfer Agent arrangements for the Funds. The following changes to the disclosure in the Funds’ prospectus reflect the new arrangements. The changes set forth below with respect to the Funds’ new arrangements will be effective on or about April 14, 2008.
The following disclosure will replace the disclosure in the prospectus on Page 27, under “BUYING SHARES — Purchase Amounts.”
Purchase Amounts:
All checks must be in U.S. dollars. The check may be drawn on a domestic bank account or from an existing account at a major brokerage firm registered identically to the Fund account. The Funds will not accept payment in cash or money orders. The Funds also do not generally accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Funds will not accept third party checks (except checks issued by the Presbyterian Church (U.S.A.) Foundation), Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Funds are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.
The Transfer Agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Funds, for any payment that is returned. It is the policy of the Funds not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Funds reserve the right to reject any application.
To purchase by wire, the Transfer Agent must have a completed account application before your wire is sent. A purchase order will not be accepted until the Fund has received the completed application and any requested documentation in proper form. Wired funds must be received by 4:00 p.m. Eastern time to be eligible for same day pricing. Call the Transfer Agent at 877-835-4531 between 9:00 a.m. and 6:00 p.m. Eastern time on any day the New York Stock Exchange is open for business to advise of your intent to wire. This will ensure proper credit. The Funds and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.
The following disclosure will replace the disclosure in the prospectus on Page 27, in the applicable subsections under “INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT.”
By Regular Mail
Initial Investment:
1.	Carefully read and complete the account application form (also available at www.NewCovenantFunds.com). Establishing your account privileges now saves you the inconvenience of having to add them later.
2.	Make check payable to New Covenant Funds and indicate the Fund in which you wish to invest.
3.	Mail to: New Covenant Funds, P.O. Box 701, Milwaukee, WI 53201-0701.
Subsequent Investment:
1.	Fill out an investment slip attached to your account statement and write your account number on your check. Or, if unavailable,
2.	Include the following information on a piece of paper:

—	New Covenant Funds/Fund name
—	Amount invested;
—	Account name; and
—	Account number.

Include your account number on your check.
3.	Mail to: new Covenant Funds, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701.
By Overnight Service
See instructions 1-2 above for subsequent investments.
2.	Send to: New Covenant Funds, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd floor, Milwaukee, WI 53202
The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of purchase application requests does not constitute receipt by the Transfer Agent of the Funds.
By Wire Transfer
To purchase additional shares by wire, the Transfer Agent must have previously established your Fund account. Wired funds must be received by 4:00 p.m. Eastern time to be eligible for same day pricing. Call the Transfer Agent at 877-835-4531 between 9:00 a.m. and 6:00 p.m. Eastern time on any day the New York Stock Exchange is open for business to advise of your intent to wire. This will ensure proper credit. The Funds and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

The following disclosure will replace the disclosure in the prospectus on Page 28 under “Purchase Price.”
Purchase Price
You pay no sales charge to invest in any of the Funds. Shares of the Funds are sold at the net asset value per share (NAV) next determined after receipt of the order by the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”). The NAV multiplied by the number of Fund shares you own equals the value of your investment.
The following disclosure will replace the disclosure in the prospectus on Page 28 under “Timing of Purchase Requests.”
Timing of Purchase Requests
All requests received in “good order” by the Funds’ Transfer Agent before the close of the New York Stock Exchange will be executed the same day, at that day’s closing share price. “Good order” means that your request contains the Fund name in which you are investing, your account number, and your payment. Shares of the Funds are sold at the NAV per share next determined after receipt of your order by the Funds’ Transfer Agent. Orders received after the close of the New York Stock Exchange will be executed the following business day, at that day’s closing share price. All investments must be in U.S. dollars. Shares will not be priced and are not available for purchase or sale on days when the New York Stock Exchange is closed. However, to the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed. If the New York Stock Exchange closes early, the deadlines for purchase orders will be accelerated to the earlier closing time.
The following disclosure will replace the disclosure in the prospectus on Page 30 in the applicable subsections under “SELLING SHARES: HOW TO SELL SHARES.”
By Mail
1.	Call 877-835-4531 to request redemption forms or write a letter of instruction indicating:

—	your Fund and account number;
—	amount you wish to redeem;
—	address where your check should be sent; if your redemption request directs the check to an alternate address, a signature guarantee stamp is required; and
—	account owner’s signature.
2.	Mail to: New Covenant Funds, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701.
By Overnight Service
1.	See instructions 1 above.
2.	Send to: New Covenant Funds, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd floor, Milwaukee, WI 53202
The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of redemption requests does not constitute receipt by the Transfer Agent of the Funds.
By Wire Transfer
You must indicate this option on your application. The Fund will charge a $15 wire transfer fee for each wire transfer request. This fee is deducted from your proceeds in the event of a complete account liquidation or specific share redemption. Note: Your financial institution may also charge a separate fee.

Electronic Redemptions
If elected on your account application, you may have redemption proceeds sent directly to your bank account via electronic funds transfer through ACH network. There is no charge when proceeds are sent via the ACH system and credit is usually available within 2-3 days.
The following disclosure will replace the disclosure in the prospectus on page 31 under “Signature Guarantees.”
Signature Guarantees
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.
A signature guarantee is required to redeem shares in the following situations:
•	If ownership is changed on your account;
•	When redemption proceeds are sent to any person, address or bank account not on record;
•	Written requests to wire redemption proceeds (if not previously authorized on the account);
•	When establishing or modifying certain services on an account;
•	If a change of address was received by the Transfer Agent within the last 15 days; and
•	For all redemptions over $100,000 from any shareholder account you must have a Medallion signature guarantee.
In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.
The following disclosure will replace the last sentence of the first paragraph in the prospectus on page 31 under “Exchange Privilege.”
If you wish to use the exchange privilege, you may elect the service on your account application or by a letter of instruction.
The following disclosure will replace the first sentence of the last paragraph in the prospectus on page 33 under “Householding Policy.”
Sign up for E-delivery through the Account Access link at www.NewCovenantFunds.com to receive e-mail notification when quarterly statements are available.
The following disclosure will replace the disclosure on the back cover of the prospectus under “Statement of Additional Information.”
Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the Funds. It has been filed with the Securities and Exchange Commission and is legally considered to be a part of this prospectus. To request a free copy of the current Annual or Semi-Annual Report, SAI, or to request other information about the Funds, you can visit www.NewCovenantFunds.com or write or call:
New Covenant Funds
U.S. Bancorp Fund Services, LLC
PO Box 701
Milwaukee, WI 53201-0701
877-835-4531
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
FOR FUTURE REFERENCE

NEW COVENANT FUNDS
Supplement dated March 24, 2008 to the
Statement of Additional Information (“SAI”) dated October 26, 2007, as supplemented January 29, 2008
The General Assembly of the Presbyterian Church (U.S.A.) and the Board of Trustees of New Covenant Funds (the “Funds”) has adopted an additional limitation on investments for the Funds consistent with social-witness principles.
Accordingly, effective February 25, 2008, the following disclosure replaces disclosure in the SAI on page 1 under “DESCRIPTION OF INVESTMENTS AND RISKS.” The underlined text reflects the changes made.
DESCRIPTION OF INVESTMENTS AND RISKS
In addition to its objective and strategies, each of the Funds has the common objective of making investments consistent with social-witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A). These principles may evolve over time and currently include, among others, certain limitations on investments in military contractors, distillers of alcoholic beverages, tobacco companies, gambling companies, manufacturers of gambling equipment, manufacturers of firearms, and certain companies operating in Sudan. The Funds may choose to sell otherwise profitable investments in companies which have been identified as being in conflict with the established social-witness principles of the Presbyterian Church (U.S.A.). Beyond these principles, each Fund pursues different investment objectives and strategies. For purposes of determining which securities are eligible for investment by the Funds and those which are not eligible for investment, the Advisor maintains a Prohibited Security List which identifies those specific companies which may not be purchased by the Funds. This list contains those companies involved in the military and tobacco industries that are prohibited for investment in accordance with the policies that are set by the General Assembly of the Presbyterian Church (USA) and brought forth by the Mission Responsibility through Investment Committee Guidelines (the “MRTI Guidelines”). In addition to these companies involved in the military and tobacco industries which are prohibited for investment by the Funds pursuant to the MRTI Guidelines, the list also includes certain other companies that derive significant amounts of their revenue from the alcohol, gambling, tobacco and firearms industries. With respect to the criteria utilized by the Advisor in order to determine whether a company that is involved in the alcohol, gambling, tobacco or firearms industries will be included on the list, the Advisor includes those companies: (1) that derive greater than 50% of their 3 year average revenues from alcohol, gambling, tobacco or firearms, and (2) that have market capitalizations greater than $250 million in the case of domestic companies and greater than $750 million in the case of foreign companies. The Advisor relies on numerous sources of relevant market information and data for purposes of evaluating the criteria for inclusion on the Prohibited Security List and the Advisor consults closely with each of the sub-advisors regarding their reliance of the list in connection with their acquisition of portfolio securities for the Funds. The Prohibited Security List is updated at least annually by the Advisor.
The Board of Trustees of the Funds has approved new Fund Administration, Fund Accounting, and Transfer Agent arrangements for the Funds. The following changes to the disclosure in the Funds’ SAI reflect the new arrangements. The changes set forth below with respect to the Funds’ new arrangements will be effective on or about April 14, 2008.

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The following disclosure will replace the disclosure in the SAI on pages 17-18 under “Management of the Funds.”

				Number of
				Portfolios	Other
				in Fund	Trusteeships/
	Position(s)	Length	Principal	Complex	Directorships
	Held	of Time	Occupation(s)	Overseen	Held by
Name and Age	With Trust	Served*	During Past 5 Years	Trustee	by Trustee

INDEPENDENT TRUSTEES

F. Kenneth Bateman Age: 67	Trustee and Chairman of the Board	Since Inception	Attorney, Gerber & Bateman, P.A. (law firm) (1999 to present); Attorney, Potter, Mills & Bateman, P.A. (law firm) (1997 to 1999)	4	None

Gail C. Duree Age: 61	Trustee	Since Inception	Independent Financial Consultant, Montview Boulevard Presbyterian Church, Treasurer (1994 to present); Women’s Foundation of Colorado (1995 to present); Alpha Gamma Delta Foundation Board (philanthropic organization) (2005 to present)	4	None

Cynthia S. Gooch Age: 75	Trustee	Since Inception	Retired from Edward Jones (investment firm); Trustee, Presbyterian Church (U.S.A.) Foundation (1997 to 2002)	4	None

Donald B. Register Age: 70	Trustee	Since Inception	Retired; Pastor, Sixth-Grace Presbyterian Church, Chicago, IL (1998 to 2005)	4	None

Alison John Age: 51	Trustee	Since February 2007	Pastor, First Presbyterian Church, Brookline, MA (1999 to present)	4	None

William C. Lauderbach Age: 64	Trustee	Since August 2005	Executive Vice President and Senior Investment Officer, Chemical Bank, Midland, Michigan (1985 to present)	4	None

INTERESTED TRUSTEES

Robert E. Leech** Age: 62	Trustee	Since May 2005	President and Chief Executive Officer of the Presbyterian Church (U.S.A.) Foundation (2000 to present)	4	None

Samuel W. McNairy *** Age: 65	Trustee	Since August 2005	Retired; Deloitte & Touche LLP (audit, tax, consulting, and financial advisory services firm) (1964 to 2001; retired as partner in 2001); Trustee, Presbyterian Church (U.S.A.) Foundation (2005 to present)	4	None

*	Each Trustee shall hold office for life or until his or her successor is elected and qualified or until the Trust terminates.

**	Mr. Leech is deemed to be an “Interested Trustee” due to his status as an officer of the Trust and an affiliated person of the Funds’ investment advisor.

***	Mr. McNairy is deemed to be an “Interested Trustee” due to his status as an affiliated person of the Funds’ investment advisor.

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Principal
	Position(s) Held	Length of Time	Occupation(s)
Name and Age	With Trust	Served*	During Past 5 Years

EXECUTIVE OFFICERS

George W. Rue III Age: 43	Vice President	Since August 2005	Senior Vice President and Chief Investment Officer, Presbyterian Church (U.S.A.) Foundation and New Covenant Trust Company, N.A. (2004 to present); Relationship Manager/Product Manager, INVESCO-National Asset Management (2001 to 2004)

Anita J. Clemons Age: 53	Vice President	Since August 2003	Vice President and Investment Officer, New Covenant Trust Company, N.A. (2000 to present)

Harry Harper Age: 63	Chief Compliance Officer, Anti-Money Laundering Compliance Officer	Since August 2004	Chief Compliance Officer, New Covenant Trust Company, N.A. (2002 to present); Anti-Money Laundering Compliance Officer of the New Covenant Funds and the New Covenant Trust Company, N.A. (2002 to present)

Patrick J. Rudnick Age: 34	Treasurer	Since April 2008	Vice President, U.S. Bancorp Fund Services, LLC, (2006 to present); Manager, Pricewaterhouse Coopers, LLP (1999-2006)

James R. Matel Age: 36	Secretary and Assistant Treasurer	Since April 2008	Assistant Vice President, Fund Compliance and Administration, U.S. Bancorp Fund Services, LLC (1995 to present)

*	Each officer serves until his or her successor shall have been elected and qualified or until his or her earlier resignation.

**	The Trust’s Chief Compliance Officer (“CCO”) is also an employee of the Advisor. The Funds reimburse the Advisor for a portion of the CCO’s annual compensation paid by the Advisor.
The following disclosure will replace the disclosure in the SAI on page 24 under “OTHER SERVICE PROVIDERS.”
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC (“USBFS”) provides transfer agency services for the Funds. As part of these services, USBFS processes shareholder transactions and provides shareholder information services, compliance reporting, and anti-money laundering services. USBFS maintains the Trust’s records in connection with the services it provides. USBFS’ business address is 615 East Michigan Street, Milwaukee, WI 53202.
ADMINISTRATION AGREEMENT AND FUND ACCOUNTING AGREEMENT
USBFS provides fund accounting and administrative services to the Funds. The Trust has a Fund Accounting Servicing Agreement and a Fund Administration Servicing Agreement (together, the “Service Agreements”) with USBFS. Under the Service Agreements, USBFS provides fund accounting and administrative services to the Funds. The services include the day-to-day administration of matters necessary to each Fund’s operations, maintenance of records and the books of the Trust, preparation of reports, assistance with compliance monitoring of the Funds’ activities, calculation of each Fund’s net asset value in accordance with the provisions of the Funds’ current Prospectus, and certain supplemental services in connection with Trust’s obligations under the Sarbanes-Oxley Act of 2002. Under the terms of the Fund Accounting Agreement, USBFS is entitled to a fee computed at an annual rate of 0.02% of the Trust’s average daily net assets for the first $500,000,000, 0.01% for the next $500,000,001 to $1,000,000,000, and 0.0075% for amounts over $1,000,000,000. Under the terms of the Fund Administration Agreement, USBFS is entitled to a fee computed at an annual rate of 0.03% of the Trust’s

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average daily net assets for the first $500,000,000, 0.02% for the next $500,000,001 to $1,000,000,000, and 0.01% for amounts over $1,000,000,000.
Prior to April 14, 2008, Citi Fund Services Ohio, Inc. (“Citi”), located at 3435 Stelzer Road, Columbus, Ohio 43219, served as accountant and administrator to the Funds. Under the terms of the Citi Fund Accounting Agreement, Citi was entitled to a fee computed at an annual rate of 0.03% of the Trust’s average daily net assets for the first $500,000,000, 0.0225% for the next $500,000,001 to $5,000,000,000, and 0.01% for amounts over $5,000,000,000. For the period April 22, 2005 through April 1, 2007, the Citi Fund Administration fee was computed at an annual rate of 0.02% of the Trust’s average daily net assets, with an annual waiver of $280,000; for the period April 1, 2007 through April 11, 2008, the fee was computed at an annual rate of 0.01% of the Trust’s average daily net assets.
The following disclosure will replace the disclosure in the SAI on Page 28 in the applicable subsections under “PURCHASES, REDEMPTIONS, AND PRICING OF SHARES.”
TELEPHONE INSTRUCTIONS
Neither the Trust nor any of its service providers will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Funds will use procedures that are considered reasonable. You assume the risk to the full extent of their accounts that telephone requests may be unauthorized. To the extent that the Trust fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized. All telephone conversations with USBFS as transfer agent will be recorded.
SYSTEMATIC WITHDRAWAL PLAN
If you purchase or already own $5,000 or more of any Fund’s shares, valued at the net asset value, and you wish to receive periodic payments from your account(s) you may establish a Systematic Withdrawal Plan by completing an application provided for this purpose. If you participate in this plan, you will receive monthly, quarterly or annual checks in the amount designated. The minimum withdrawal is $50. The amount of withdrawal may be changed at any time. Dividends and capital gain distributions on a Fund’s shares in the Plan are automatically reinvested in additional shares at net asset value. Payments are made from proceeds derived from the redemption of Fund shares you own. With respect to the Funds, the redemption of shares may result in a gain or loss that is reportable, if you are a taxable entity.
Redemptions required for payments may reduce or use up your investment, depending upon the size and frequency of withdrawal payments and market fluctuations. Accordingly, Plan payments cannot be considered as yield or income on the investment.
USBFS, as agent for the shareholder, may charge for services rendered beyond those normally assumed by the Funds. No such charge is currently assessed, but such a charge may be instituted by USBFS upon notice in writing to shareholders. This Plan may be terminated at any time without penalty upon written notice by the shareholder, by the Funds, or by USBFS.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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